AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Short-Term Investments — 68.7%
Foreign Treasury Obligation(n) — 2.8%
Canadian Treasury Bill
1.627%	04/16/20	CAD	450	$319,729
(cost $339,821)

Shares
Unaffiliated Fund — 30.9%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	3,573,312	3,573,312
(cost $3,573,312)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 35.0%
U.S. Treasury Bills
0.701%	06/18/20(h)	1,250	1,249,716
1.493%	05/21/20	725	724,960
1.525%	04/23/20(h)	2,075	2,074,968

Total U.S. Treasury Obligations (cost $4,044,678)				4,049,644

TOTAL INVESTMENTS—68.7% (cost $7,957,811)				7,942,685

Other assets in excess of liabilities(z) — 31.3%				3,619,305

Net Assets — 100.0%				$11,561,990

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Barclays Bank PLC	AUD	6,048	$3,732,892	$3,720,951	$—	$(11,941)
Expiring 06/17/20	Barclays Bank PLC	AUD	1,912	1,123,283	1,176,299	53,016	—
Expiring 06/17/20	Barclays Bank PLC	AUD	249	162,241	153,104	—	(9,137)
Expiring 06/17/20	Barclays Bank PLC	AUD	221	133,319	136,049	2,730	—
Expiring 06/17/20	Barclays Bank PLC	AUD	128	78,787	78,919	132	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	2,055	1,255,620	1,264,579	8,959	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	1,811	1,062,489	1,114,305	51,816	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	1,622	1,021,309	997,795	—	(23,514)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	1,511	931,473	929,298	—	(2,175)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	347	218,161	213,288	—	(4,873)
British Pound,
Expiring 06/17/20	Barclays Bank PLC	GBP	602	778,889	749,321	—	(29,568)
Expiring 06/17/20	Barclays Bank PLC	GBP	573	669,277	712,143	42,866	—
Expiring 06/17/20	Barclays Bank PLC	GBP	312	367,104	388,571	21,467	—
Expiring 06/17/20	Barclays Bank PLC	GBP	295	385,406	367,022	—	(18,384)
Expiring 06/17/20	Barclays Bank PLC	GBP	130	168,633	162,152	—	(6,481)
Expiring 06/17/20	Barclays Bank PLC	GBP	89	110,551	110,489	—	(62)
Expiring 06/17/20	Barclays Bank PLC	GBP	—	639	604	—	(35)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	1,002	1,234,772	1,246,622	11,850	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	806	956,602	1,002,604	46,002	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	761	953,892	947,010	—	(6,882)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	14	17,088	17,598	510	—
A0

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 06/17/20	Barclays Bank PLC	CAD	10,051	$7,216,348	$7,147,347	$—	$(69,001)
Expiring 06/17/20	Barclays Bank PLC	CAD	909	659,888	646,053	—	(13,835)
Expiring 06/17/20	Barclays Bank PLC	CAD	662	461,904	470,867	8,963	—
Expiring 06/17/20	Barclays Bank PLC	CAD	398	281,763	282,848	1,085	—
Expiring 06/17/20	Barclays Bank PLC	CAD	336	239,424	239,209	—	(215)
Expiring 06/17/20	Barclays Bank PLC	CAD	160	113,164	113,947	783	—
Expiring 06/17/20	Barclays Bank PLC	CAD	97	71,954	69,290	—	(2,664)
Expiring 06/17/20	Barclays Bank PLC	CAD	57	40,526	40,517	—	(9)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	491	338,274	348,915	10,641	—
Euro,
Expiring 06/17/20	Barclays Bank PLC	EUR	10,805	12,407,474	11,952,630	—	(454,844)
Expiring 06/17/20	Barclays Bank PLC	EUR	735	796,141	813,353	17,212	—
Expiring 06/17/20	Barclays Bank PLC	EUR	525	583,596	580,414	—	(3,182)
Expiring 06/17/20	Barclays Bank PLC	EUR	227	258,856	250,859	—	(7,997)
Expiring 06/17/20	Barclays Bank PLC	EUR	201	227,906	222,546	—	(5,360)
Expiring 06/17/20	Barclays Bank PLC	EUR	182	197,560	201,453	3,893	—
Expiring 06/17/20	Barclays Bank PLC	EUR	38	43,061	41,972	—	(1,089)
Japanese Yen,
Expiring 06/17/20	Barclays Bank PLC	JPY	1,186,250	11,644,741	11,068,987	—	(575,754)
Expiring 06/17/20	Barclays Bank PLC	JPY	86,228	810,332	804,599	—	(5,733)
Expiring 06/17/20	Barclays Bank PLC	JPY	70,223	632,627	655,260	22,633	—
Expiring 06/17/20	Barclays Bank PLC	JPY	46,880	425,643	437,445	11,802	—
Expiring 06/17/20	Barclays Bank PLC	JPY	46,817	448,713	436,850	—	(11,863)
Expiring 06/17/20	Barclays Bank PLC	JPY	27,977	260,263	261,055	792	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	120,142	1,137,406	1,121,058	—	(16,348)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	33,131	315,607	309,150	—	(6,457)
New Zealand Dollar,
Expiring 06/17/20	Barclays Bank PLC	NZD	1,712	998,079	1,021,160	23,081	—
Expiring 06/17/20	Barclays Bank PLC	NZD	1,206	760,162	719,015	—	(41,147)
Expiring 06/17/20	Barclays Bank PLC	NZD	1,040	656,697	620,346	—	(36,351)
Expiring 06/17/20	Barclays Bank PLC	NZD	680	427,178	405,325	—	(21,853)
Expiring 06/17/20	Barclays Bank PLC	NZD	492	280,561	293,580	13,019	—
Expiring 06/17/20	Barclays Bank PLC	NZD	458	265,698	273,322	7,624	—
Expiring 06/17/20	Barclays Bank PLC	NZD	333	190,990	198,786	7,796	—
Expiring 06/17/20	Barclays Bank PLC	NZD	162	101,745	96,466	—	(5,279)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	2,983	1,905,489	1,778,714	—	(126,775)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	1,193	691,837	711,173	19,336	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	926	566,204	552,391	—	(13,813)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	467	277,787	278,609	822	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	343	209,890	204,778	—	(5,112)
Norwegian Krone,
Expiring 06/17/20	Barclays Bank PLC	NOK	15,527	1,368,857	1,493,892	125,035	—
Expiring 06/17/20	Barclays Bank PLC	NOK	15,432	1,368,604	1,484,753	116,149	—
Expiring 06/17/20	Barclays Bank PLC	NOK	13,515	1,399,828	1,300,302	—	(99,526)
Expiring 06/17/20	Barclays Bank PLC	NOK	7,890	679,298	759,131	79,833	—
Expiring 06/17/20	Barclays Bank PLC	NOK	5,765	601,476	554,723	—	(46,753)
Expiring 06/17/20	Barclays Bank PLC	NOK	5,377	517,364	517,324	—	(40)
Expiring 06/17/20	Barclays Bank PLC	NOK	3,155	297,811	303,550	5,739	—
Expiring 06/17/20	Barclays Bank PLC	NOK	1,760	158,403	169,319	10,916	—
Expiring 06/17/20	Barclays Bank PLC	NOK	795	85,602	76,503	—	(9,099)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	12,556	1,156,483	1,208,063	51,580	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	12,255	1,227,927	1,179,103	—	(48,824)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	9,045	866,496	870,261	3,765	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	5,553	540,971	534,305	—	(6,666)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	1,372	134,742	131,995	—	(2,747)
A1

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	1,947	$1,359,630	$1,371,184	$11,554	$—
Expiring 06/17/20	Barclays Bank PLC	SGD	1,709	1,182,407	1,203,697	21,290	—
Expiring 06/17/20	Barclays Bank PLC	SGD	1,132	780,907	797,186	16,279	—
Expiring 06/17/20	Barclays Bank PLC	SGD	568	399,372	400,226	854	—
Expiring 06/17/20	Barclays Bank PLC	SGD	523	366,791	368,542	1,751	—
Expiring 06/17/20	Barclays Bank PLC	SGD	452	310,160	318,680	8,520	—
Expiring 06/17/20	Barclays Bank PLC	SGD	335	235,788	235,884	96	—
Expiring 06/17/20	Barclays Bank PLC	SGD	196	135,169	138,163	2,994	—
Expiring 06/17/20	Barclays Bank PLC	SGD	183	133,109	129,129	—	(3,980)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	445	315,269	313,176	—	(2,093)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	443	310,487	312,138	1,651	—
Swedish Krona,
Expiring 06/17/20	Barclays Bank PLC	SEK	76,771	8,113,132	7,773,837	—	(339,295)
Expiring 06/17/20	Barclays Bank PLC	SEK	12,126	1,286,430	1,227,902	—	(58,528)
Expiring 06/17/20	Barclays Bank PLC	SEK	8,337	816,477	844,160	27,683	—
Expiring 06/17/20	Barclays Bank PLC	SEK	8,296	874,935	840,006	—	(34,929)
Expiring 06/17/20	Barclays Bank PLC	SEK	7,769	758,933	786,722	27,789	—
Expiring 06/17/20	Barclays Bank PLC	SEK	7,404	784,897	749,695	—	(35,202)
Expiring 06/17/20	Barclays Bank PLC	SEK	6,790	658,233	687,591	29,358	—
Expiring 06/17/20	Barclays Bank PLC	SEK	5,469	545,334	553,793	8,459	—
Expiring 06/17/20	Barclays Bank PLC	SEK	3,754	378,733	380,140	1,407	—
Expiring 06/17/20	Barclays Bank PLC	SEK	82	8,019	8,272	253	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	6,230	641,951	630,807	—	(11,144)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	6,060	626,912	613,664	—	(13,248)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	4,073	417,313	412,395	—	(4,918)
				$94,152,165	$92,839,225	941,785	(2,254,725)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Barclays Bank PLC	AUD	2,434	$1,444,442	$1,497,737	$—	$(53,295)
Expiring 06/17/20	Barclays Bank PLC	AUD	2,372	1,564,098	1,459,144	104,954	—
Expiring 06/17/20	Barclays Bank PLC	AUD	1,919	1,111,930	1,180,504	—	(68,574)
Expiring 06/17/20	Barclays Bank PLC	AUD	1,480	880,216	910,787	—	(30,571)
Expiring 06/17/20	Barclays Bank PLC	AUD	1,357	899,939	834,726	65,213	—
Expiring 06/17/20	Barclays Bank PLC	AUD	727	473,479	446,972	26,507	—
Expiring 06/17/20	Barclays Bank PLC	AUD	405	236,345	249,250	—	(12,905)
Expiring 06/17/20	Barclays Bank PLC	AUD	345	212,983	212,507	476	—
Expiring 06/17/20	Barclays Bank PLC	AUD	270	165,800	166,407	—	(607)
Expiring 06/17/20	Barclays Bank PLC	AUD	38	25,519	23,536	1,983	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	10,784	6,638,881	6,634,305	4,576	—
British Pound,
Expiring 06/17/20	Barclays Bank PLC	GBP	1,226	1,507,246	1,524,337	—	(17,091)
Expiring 06/17/20	Barclays Bank PLC	GBP	1,057	1,373,022	1,314,382	58,640	—
Expiring 06/17/20	Barclays Bank PLC	GBP	735	914,285	914,008	277	—
Expiring 06/17/20	Barclays Bank PLC	GBP	716	836,291	890,637	—	(54,346)
Expiring 06/17/20	Barclays Bank PLC	GBP	670	776,049	833,889	—	(57,840)
Expiring 06/17/20	Barclays Bank PLC	GBP	376	466,641	468,095	—	(1,454)
Expiring 06/17/20	Barclays Bank PLC	GBP	375	451,455	466,222	—	(14,767)
Expiring 06/17/20	Barclays Bank PLC	GBP	31	36,728	38,666	—	(1,938)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	2,221	2,758,331	2,762,851	—	(4,520)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	85	107,384	105,947	1,437	—
A2

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 06/17/20	Barclays Bank PLC	CAD	4,681	$3,409,080	$3,328,925	$80,155	$—
Expiring 06/17/20	Barclays Bank PLC	CAD	1,234	918,838	877,157	41,681	—
Expiring 06/17/20	Barclays Bank PLC	CAD	1,069	743,773	760,492	—	(16,719)
Expiring 06/17/20	Barclays Bank PLC	CAD	1,002	690,626	712,696	—	(22,070)
Expiring 06/17/20	Barclays Bank PLC	CAD	600	415,058	426,947	—	(11,889)
Expiring 06/17/20	Barclays Bank PLC	CAD	306	227,997	217,770	10,227	—
Expiring 06/17/20	Barclays Bank PLC	CAD	121	83,915	86,334	—	(2,419)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	3,251	2,331,520	2,311,925	19,595	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	2,672	1,921,274	1,900,031	21,243	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	1,149	831,595	817,398	14,197	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	128	91,767	91,006	761	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	119	84,123	84,815	—	(692)
Euro,
Expiring 06/17/20	Barclays Bank PLC	EUR	1,495	1,605,823	1,653,510	—	(47,687)
Expiring 06/17/20	Barclays Bank PLC	EUR	873	937,831	965,975	—	(28,144)
Expiring 06/17/20	Barclays Bank PLC	EUR	856	934,674	947,319	—	(12,645)
Expiring 06/17/20	Barclays Bank PLC	EUR	294	319,384	325,476	—	(6,092)
Expiring 06/17/20	Barclays Bank PLC	EUR	264	290,236	291,839	—	(1,603)
Expiring 06/17/20	Barclays Bank PLC	EUR	210	232,440	232,716	—	(276)
Expiring 06/17/20	Barclays Bank PLC	EUR	201	221,737	222,390	—	(653)
Expiring 06/17/20	Barclays Bank PLC	EUR	85	95,381	93,906	1,475	—
Expiring 06/17/20	Barclays Bank PLC	EUR	25	28,707	27,673	1,034	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	2,040	2,278,153	2,256,575	21,578	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	1,827	2,015,255	2,020,568	—	(5,313)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	1,426	1,641,343	1,577,300	64,043	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	195	217,290	215,385	1,905	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	175	195,268	193,493	1,775	—
Japanese Yen,
Expiring 06/17/20	Barclays Bank PLC	JPY	105,277	962,495	982,345	—	(19,850)
Expiring 06/17/20	Barclays Bank PLC	JPY	68,287	656,665	637,195	19,470	—
Expiring 06/17/20	Barclays Bank PLC	JPY	62,520	595,280	583,381	11,899	—
Expiring 06/17/20	Barclays Bank PLC	JPY	57,917	529,214	540,428	—	(11,214)
Expiring 06/17/20	Barclays Bank PLC	JPY	57,792	538,050	539,263	—	(1,213)
Expiring 06/17/20	Barclays Bank PLC	JPY	37,599	349,243	350,836	—	(1,593)
Expiring 06/17/20	Barclays Bank PLC	JPY	14,074	130,917	131,330	—	(413)
Expiring 06/17/20	Barclays Bank PLC	JPY	9,371	84,615	87,444	—	(2,829)
Expiring 06/17/20	Barclays Bank PLC	JPY	2,672	26,219	24,931	1,288	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	589,931	5,799,325	5,504,687	294,638	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	95,510	893,339	891,212	2,127	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	79,916	750,326	745,699	4,627	—
New Zealand Dollar,
Expiring 06/17/20	Barclays Bank PLC	NZD	10,295	6,221,321	6,139,437	81,884	—
Expiring 06/17/20	Barclays Bank PLC	NZD	1,976	1,148,048	1,178,608	—	(30,560)
Expiring 06/17/20	Barclays Bank PLC	NZD	1,295	780,088	772,125	7,963	—
Expiring 06/17/20	Barclays Bank PLC	NZD	1,205	722,408	718,470	3,938	—
Expiring 06/17/20	Barclays Bank PLC	NZD	695	410,126	414,271	—	(4,145)
Expiring 06/17/20	Barclays Bank PLC	NZD	65	38,416	38,567	—	(151)
Expiring 06/17/20	Barclays Bank PLC	NZD	1	625	580	45	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	553	334,285	329,688	4,597	—
Norwegian Krone,
Expiring 06/17/20	Barclays Bank PLC	NOK	100,610	10,552,991	9,680,174	872,817	—
Expiring 06/17/20	Barclays Bank PLC	NOK	10,232	980,158	984,478	—	(4,320)
Expiring 06/17/20	Barclays Bank PLC	NOK	8,640	785,053	831,298	—	(46,245)
Expiring 06/17/20	Barclays Bank PLC	NOK	6,077	577,779	584,675	—	(6,896)
Expiring 06/17/20	Barclays Bank PLC	NOK	1,100	118,567	105,844	12,723	—
A3

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	NOK	608	$63,852	$58,486	$5,366	$—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	3,424	356,779	329,457	27,322	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	3,959	2,791,460	2,788,979	2,481	—
Expiring 06/17/20	Barclays Bank PLC	SGD	2,622	1,888,830	1,847,060	41,770	—
Expiring 06/17/20	Barclays Bank PLC	SGD	759	547,809	534,615	13,194	—
Expiring 06/17/20	Barclays Bank PLC	SGD	135	93,344	95,400	—	(2,056)
Expiring 06/17/20	Barclays Bank PLC	SGD	17	12,623	12,294	329	—
Expiring 06/17/20	Barclays Bank PLC	SGD	5	3,655	3,580	75	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	1,716	1,239,349	1,208,566	30,783	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	1,692	1,171,438	1,191,573	—	(20,135)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	522	367,302	367,596	—	(294)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SGD	51	36,320	36,016	304	—
Swedish Krona,
Expiring 06/17/20	Barclays Bank PLC	SEK	5,777	568,280	584,983	—	(16,703)
Expiring 06/17/20	Barclays Bank PLC	SEK	3,705	396,758	375,197	21,561	—
Expiring 06/17/20	Barclays Bank PLC	SEK	2,987	299,368	302,500	—	(3,132)
Expiring 06/17/20	Barclays Bank PLC	SEK	1,418	142,890	143,539	—	(649)
Expiring 06/17/20	Barclays Bank PLC	SEK	24	2,513	2,389	124	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	59,116	6,252,232	5,986,076	266,156	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	3,766	370,818	381,344	—	(10,526)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	1,959	197,547	198,409	—	(862)
				$96,432,872	$94,819,555	2,271,213	(657,896)
						$3,212,998	$(2,912,621)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4